Income Taxes - Aggregate Current and Deferred Income Tax Charged to Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Net impact related to cash flow hedges	$ 53	$ 27	$ (112)
Net impact related to hedges of foreign operations	(4)	1	(3)
Net impact related to net actuarial gains (losses)	3	(1)	12
Transaction costs for the acquisition of TransAlta Renewables	0	(2)	0
Income tax expense (recovery) reported in equity	$ 52	$ 25	$ (103)